Risk Management and Derivative and Other Financial Instruments	12 Months Ended
Dec. 31, 2015
Derivative Instruments And Hedging Activities Disclosure [Abstract]
Risk Management and Derivative and Other Financial Instruments

Note 6. Risk Management and Derivative and Other Financial Instruments

Derivative and other financial instruments are utilized to manage exposure to commodity price and interest rate fluctuations and achieve a more predictable cash flow in connection with natural gas and oil sales from production and borrowing related activities. These transactions limit exposure to declines in prices or increases in interest rates, but also limit the benefits that would be realized if prices increase or interest rates decrease.

Certain inherent business risks are associated with commodity and interest derivative contracts and other financial instruments, including market risk and credit risk. Market risk is the risk that the price of natural gas or oil will change, either favorably or unfavorably, in response to changing market conditions. Credit risk is the risk of loss from nonperformance by the counterparty to a contract. It is our policy to enter into derivative contracts, including interest rate swaps, and other financial instruments only with creditworthy counterparties, which generally are financial institutions, deemed by management as competent and competitive market makers. Some of the lenders, or certain of their affiliates, under our credit agreements are counterparties to our derivative contracts. While collateral is generally not required to be posted by counterparties, credit risk associated with derivative and other financial instruments is minimized by limiting exposure to any single counterparty and entering into derivative instruments only with counterparties that are large financial institutions, which management believes present minimal credit risk. Additionally, master netting agreements are used to mitigate risk of loss due to default with counterparties on derivative instruments. We have also entered into the International Swaps and Derivatives Association Master Agreements (“ISDA Agreements”) with each of our counterparties. The terms of the ISDA Agreements provide us and each of our counterparties with rights of set-off upon the occurrence of defined acts of default by either us or our counterparty to a derivative or other financial instrument, whereby the party not in default may set-off all liabilities owed to the defaulting party against all net derivative and other financial asset receivables from the defaulting party. At December 31, 2015, we had derivative and other financial assets of $365.4 million. After taking into effect netting arrangements, we had counterparty exposure of $169.1 million related to derivative and other financial instruments of which $86.8 million was with a single counterparty. Had certain counterparties failed completely to perform according to the terms of their existing contracts, we would have the right to offset $196.3 million against amounts outstanding under our revolving credit facility at December 31, 2015. See Note 8 for additional information regarding our revolving credit facility.

Commodity Derivatives and Other Financial Instruments

We may use a combination of commodity derivatives and other financial instruments (e.g., floating-for-fixed swaps, put options, costless collars and basis swaps) to manage exposure to commodity price volatility. We recognize all derivative instruments at fair value; however, certain of our put option derivative instruments have a deferred premium, which reduces the asset. For the deferred premium puts, the Company agrees to pay a premium to the counterparty at the time of settlement. At settlement, if the applicable index price is below the strike price of the put, the Company receives the difference between the strike price and the applicable index price multiplied by the contract volumes less the premium. If the applicable index price settles at or above the strike price of the put, the Company pays only the premium at settlement. Cash settlements received on settled derivative positions during 2015 is net of deferred premiums of $8.0 million.

During the year ended December 31, 2015, we restructured our existing 2018 crude oil and natural gas hedges for crude oil and NGL swaps that will settle in 2016. Cash settlements of approximately $92.3 million from the terminated 2018 positions were received and applied as premiums for the new crude oil and NGL swaps. Certain contracts are classified as other financial instruments, which require bifurcation, based on the relationship between the fixed swap price and the market price at the restructure dates. Due to bifurcation, $46.1 million of the restructured contracts represents other financial assets at December 31, 2015.

During the year ended December 31, 2014, we restructured a portion of our commodity derivative portfolio by terminating “in the money” natural gas collars settling in 2015 and entering into natural gas swaps. The cash settlement receipts of $6.1 million from the termination of the collars were utilized to enhance the fixed price portion of the natural gas swaps.

We enter into natural gas derivative contracts that are indexed to NYMEX-Henry Hub and regional indices such as TGT Z1 in proximity to our areas of production. Our oil derivative contracts are primarily indexed to NYMEX-WTI. Our NGL derivative contracts are primarily indexed to OPIS Mont Belvieu.

At December 31, 2015, we had the following open commodity positions (excluding embedded derivatives):

	2016	2017
Natural Gas Derivative Contracts:
Fixed price swap contracts:
Average Monthly Volume (MMBtu)	2,570,000	1,770,000
Weighted-average fixed price	$4.09	$4.24

Collar contracts:
Average Monthly Volume (MMBtu)	1,100,000	1,050,000
Weighted-average floor price	$4.00	$4.00
Weighted-average ceiling price	$4.71	$5.06

Purchased put option contracts:
Average Monthly Volume (MMBtu)	6,000,000	5,350,000
Weighted-average strike price	$3.51	$3.48
Weighted-average deferred premium paid	$(0.34)	$(0.32)

TGT Z1 basis swaps:
Average Monthly Volume (MMBtu)	1,120,000	200,000
Spread - Henry Hub	$(0.10)	$(0.08)

Crude Oil Derivative Contracts:
Fixed price swap contracts:
Average Monthly Volume (Bbls)	35,583	28,000
Weighted-average fixed price	$83.58	$84.70

Collar contracts:
Average Monthly Volume (Bbls)	27,000	—
Weighted-average floor price	$80.00	$—
Weighted-average ceiling price	$99.70	$—

NGL Derivative Contracts:
Fixed price swap contracts:
Average Monthly Volume (Bbls)	353,399	—
Weighted-average fixed price	$39.68	$—

At December 31, 2015, we had the following open embedded derivative positions:

2016
Oil Hybrid Contracts:
Fixed price swap contracts:
Average Monthly Volume (Bbls)	27,080
Weighted-average fixed price	$46.51
Initial net investment price	62.16
Total contract swap price	$108.67

NGL Hybrid Contracts:
Fixed price swap contracts:
Average Monthly Volume (Bbls)	83,101
Weighted-average fixed price	$15.84
Initial net investment price	25.98
Total contract swap price	$41.82

Interest Rate Swaps

Periodically, interest rate swaps are entered into to mitigate exposure to market rate fluctuations by converting variable interest rates such as those in our revolving credit agreement to fixed interest rates. On July 1, 2014, we elected to terminate the interest rate swaps associated with our credit facility and in the aggregate paid our counterparties approximately $0.7 million. WildHorse Resources novated the interest rate swaps to MRD in connection with the closing of our initial public offering. We did not have any interest rate swaps at December 31, 2015.

Balance Sheet Presentation

The following table summarizes both: (i) the gross fair value of derivative instruments by the appropriate balance sheet classification even when the derivative instruments are subject to netting arrangements and qualify for net presentation in the balance sheet and (ii) the net recorded fair value as reflected on the balance sheet at December 31, 2015 and 2014. There was no cash collateral received or pledged associated with our derivative instruments since most of the counterparties, or certain affiliates, to our derivative contracts are lenders under our credit agreement.

		Asset Derivatives		Liability Derivatives
Type	Balance Sheet Location	2015	2014	2015	2014
		(In thousands)
Commodity contracts	Short-term derivative instruments	$228,349	$153,026	$358	$21,555
Netting arrangements	Short-term derivative instruments	(358)	(21,555)	(358)	(21,555)
Net recorded fair value	Short-term derivative instruments	$227,991	$131,471	$—	$—

Commodity contracts	Long-term derivative instruments	$91,414	$127,820	$122	$4,253
Netting arrangements	Long-term derivative instruments	(122)	(4,253)	(122)	(4,253)
Net recorded fair value	Long-term derivative instruments	$91,292	$123,567	$—	$—

(Gains) & Losses on Derivatives

All gains and losses, including changes in the derivative instruments’ fair values, have been recorded in the accompanying statements of operations since derivative instruments are not designated as hedging instruments for accounting and financial reporting purposes. The following table details the gains and losses related to derivative instruments for the years ending December 31, 2015, 2014, and 2013:

	Statements of	For the Year Ended December 31,
	Operations Location	2015	2014	2013
Commodity derivative contracts	(Gain) loss on commodity derivatives	$(281,249)	$(257,734)	$(3,161)
Interest rate derivatives	Interest expense, net	—	296	309